Annual Fund Operating Expenses - Retail Class - Transamerica Unconstrained Bond	Mar. 01, 2021
A
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.05%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	0.95%
Fee waiver and/or expense reimbursement3	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.95%
C
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.05%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	1.70%
Fee waiver and/or expense reimbursement3	0.49%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.21%
I
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.16%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	0.81%
Fee waiver and/or expense reimbursement3	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.81%

[1]	Other expenses for Class A and Class C shares are based on estimates for the current fiscal year.
[2]	Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.